EQUITY	12 Months Ended
Dec. 31, 2022
Successors [Member]
EQUITY

17. EQUITY

Common Stock

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, there were 94,012,752 and 91,366,235, respectively, ordinary shares outstanding.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2022, and December 31, 2021, there were no preferred shares issued or outstanding.

Public and Private Warrants

As of both December 31, 2022, and December 31, 2021, there were 35,540,380 Public Warrants outstanding. Each Public Warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time commencing on July 6, 2018 (30 days after the completion of the NPS/GES Business Combination). The Public Warrants must be exercised for whole ordinary shares. The Public Warrants were initially set to expire on June 6, 2023 (five years after the completion of the NPS/GES Business Combination) but were subsequently extended to June 6, 2025, by vote of the Company’s Board of Directors during 2022.

The Company reserves the right to call the Public Warrants at any time prior to its exercise with a notice of call in writing to the holders of record of the Warrant, giving at least 30 days’ notice of such call, at any time while the Public Warrants are exercisable, if the last sale price of the Company’s ordinary shares has been at least $21.00 per share on each of 20 trading days within any 30 trading day period (the “30-day trading period”) ending on the third business day prior to the date on which notice of such call is given and if, and only if, there is a current registration statement in effect with respect to the Company’s ordinary shares underlying the Public Warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of redemption. The call price of the Public Warrants is to be $.01 per warrant. Any Public Warrant either not exercised or tendered back to the Company by the end of the date specified in the notice of call shall be canceled on the books of the Company and have no further value except for the $.01 call price.

From their initial sale in May of 2017 until May of 2020, the Company also had Private Warrants outstanding. The Company’s Private Warrants were distinguished from the Company’s Public Warrants exclusively for their unique cashless exercise and limited redemption features. The Private Warrants retained these features for as long as they were held by our Sponsor, NESR Holdings, Ltd. Periodically between December of 2018 and May of 2020, NESR Holdings, Ltd. sold its Private Warrants, at which time the Company’s Private Warrants were converted into Public Warrants. As of both December 31, 2022, and December 31, 2021, there were no Private Warrants outstanding.

The Company has accounted for its Public and Private Warrants in accordance with ASC 480, Distinguishing Liabilities from Equity. Public Warrants both at inception and in subsequent periods were classified as equity. Upon applying the correction of warrant accounting discussed in Note 4, Private Warrants were both initially and subsequently measured at fair value with changes in fair value recognized in earnings. The Private Warrants were determined to be within the scope of liability accounting due to provisions that could result in different settlement amounts depending upon the characteristics of the holder of the Private Warrant. As the Private Warrants were converted into Public Warrants, the corresponding liability was reclassified to Common Stock and Additional Paid-in Capital on the Company’s Consolidated Balance Sheets.